GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 6: GOODWILL AND INTANGIBLE ASSETS, NET

	Internal-use Software (*)	Customer Relations	Technology	Goodwill	Total

Cost:
Balance as of January 1, 2021	180	6,080	3,117	2,902	12,279
Acquisition of Cortex (see note 7)	-	4,640	1,673	9,581	15,894
Additions	269	-	-	-	269
Balance as of December 31, 2021	449	10,720	4,790	12,483	28,442

Accumulated amortization:
Balance as of January 1, 2021	-	3,274	2,424	-	5,698
Amortization recognized during the year	-	987	860	-	1,847
Balance as of December 31, 2021	-	4,261	3,284	-	7,545

Amortized cost:
As of December 31, 2021	449	6,459	1,506	12,483	20,897

	Internal-use Software (*)	Customer Relations	Technology	Goodwill	Total

Cost:
Balance As of January 1, 2020	-	6,080	3,117	2,902	12,099
Additions	180	-	-	-	180
Balance as of December 31, 2020	180	6,080	3,117	2,902	12,279

Accumulated amortization:
Balance as of January 1, 2020	-	2,338	1,732	-	4,070
Amortization recognized during the year	-	936	692	-	1,628
Balance as of December 31, 2020	-	3,274	2,424	-	5,698

Amortized cost:
As of December 31, 2020	180	2,806	693	2,902	6,581

(*)	During 2020, Gix Media engaged with a subcontractor for the development of an internal-use software (the “Software”). Gix Media capitalized its developments costs.

Estimated annual amortization expense for each of the next five years is as follows:

2022	1,948
2023	1,948
2024	1,012
2025	1,012
2026	1,012

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)